Financial Instruments and Fair Value Disclosures, Derivative Contracts Measured on Recurring Basis (Details) - Recurring Measurements [Member] - Level 2 [Member]	Jun. 30, 2025 USD ($)
Fair Value [Member]
Derivatives Assets [Abstract]
Derivatives assets	$ 1,748,191
Derivatives Liabilities [Abstract]
Derivatives liabilities	871,779
Fair Value [Member] | Hedge Accounting [Member]
Derivatives Assets [Abstract]
Derivatives assets	439,516
Derivatives Liabilities [Abstract]
Derivatives liabilities	0
Fair Value [Member] | Economic Hedging [Member]
Derivatives Assets [Abstract]
Derivatives assets	1,308,675
Derivatives Liabilities [Abstract]
Derivatives liabilities	871,779
Nominal Value [Member]
Derivatives Assets [Abstract]
Derivatives assets	33,611,602
Derivatives Liabilities [Abstract]
Derivatives liabilities	21,803,404
Nominal Value [Member] | Hedge Accounting [Member]
Derivatives Assets [Abstract]
Derivatives assets	6,445,061
Derivatives Liabilities [Abstract]
Derivatives liabilities	0
Nominal Value [Member] | Economic Hedging [Member]
Derivatives Assets [Abstract]
Derivatives assets	27,166,541
Derivatives Liabilities [Abstract]
Derivatives liabilities	$ 21,803,404